Stockholders' Equity - Summary of Common Stock Issuances (Detail) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 28, 2015	Jul. 01, 2015	Jun. 11, 2015	Jun. 04, 2015	Jun. 02, 2015	Mar. 26, 2015	Mar. 02, 2015	Jan. 30, 2015	Jan. 16, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars)													$ 62,029	$ 167,885
Repurchased, shares			(10,000)
Repurchased, amount			$ (20)
Repurchased, per share amount			$ 1.98
Restricted Stock Units (RSUs)
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold	[1]							500,000	18,700,000
Employee Stock Options
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold												78,750
Consideration (in Dollars)												$ 29
Employee Stock Options | Minimum
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars per share)		$ 0.30										$ 0.30	$ 0.30
Employee Stock Options | Maximum
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Consideration (in Dollars per share)		$ 0.44										0.44	0.44
RE Capital Pte Ltd
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold	[2]						2,849,741
Consideration (in Dollars)							$ 5,500
Consideration (in Dollars per share)							$ 1.93
Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold	[3]					338,679
Consideration (in Dollars)						$ 726
Consideration (in Dollars per share)						$ 2.14
Solar Juice Pty Ltd.
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold	[4]				14,073,354
Consideration (in Dollars)					$ 15,578
Consideration (in Dollars per share)					$ 1.11
Forwin
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold											5,000,000
Consideration (in Dollars)											$ 10,000
Consideration (in Dollars per share)											$ 2.00
Central Able
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold										2,500,000
Consideration (in Dollars)										$ 5,000
Consideration (in Dollars per share)										$ 2.00
CECEP HK
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold										5,722,977
Consideration (in Dollars)										$ 8,269
Consideration (in Dollars per share)										$ 1.44
Yes Yield Investments Limited
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold		3,703,704		9,260,000
Consideration (in Dollars)		$ 10,000		$ 25,000
Consideration (in Dollars per share)		$ 2.70		$ 2.70								2.70	2.70
Brilliant King
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold		6,000,000
Consideration (in Dollars)		$ 12,000
Consideration (in Dollars per share)		$ 2.00										2.00	2.00
Poseidon
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Securities sold		1,500,000
Consideration (in Dollars)		$ 3,000
Consideration (in Dollars per share)		$ 2.00										$ 2.00	$ 2.00

[1]	On March 2, 2015 and March 26, 2015, the Company issued Restricted Stock underlying 19,200,000 shares of the Company's common stock to certain management members, which were exercised in March 2015.
[2]	On June 2, 2015, the Company issued 2,849,741 shares of Common Stock as part of the consideration to acquire all interest in solar PV projects of 30 MW in Japan from RE Capital Pte. Ltd. as described in Note 8 - Project assets.
[3]	The Company should issue 338,679 shares of Common Stock to Lang Lang, an internationally renowned pianist, as part of the consideration to be brand spokesman for Solarbao within three years. According to Lang Lang's instruction, the Group directly issued the shares to Huang Zheng, Lang Lang's agent, on June 4, 2015.
[4]	On June 11, 2015, the Company issued 14,073,354 shares of Common Stock as part of the consideration to acquire the outstanding capital stock of Solar Juice as described in Note 3 - Business Acquisitions.